Schedule of Investments
November 30, 2024 (unaudited)
The Texas Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 97.11%

Automobiles - 1.91%
Tesla, Inc. (2)			875	302,015

Banks - 9.38%
Comerica, Inc.			3,590	259,378
Cullen/Frost Bankers, Inc.			845	118,824
First Financial Bankshares, Inc.			665	27,717
Independent Bank Group, Inc.			3,545	237,231
International Bancshares Corp.			2,440	178,437
Mr. Cooper Group, Inc. (2)			1,598	157,675
Prosperity Bancshares, Inc.			1,375	115,129
South Plains Financial, Inc.			2,760	107,336
Stellar Bancorp, Inc.			4,903	152,042
Veritex Holdings, Inc.			4,160	126,506

				1,480,275

Capital Goods - 13.35%
Caterpillar, Inc.			537	218,081
Comfort Systems USA, Inc.			456	224,931
CSW Industrials, Inc.			422	178,249
Distribution Solutions Group (2)			1,850	72,363
IES Holdings, Inc.			1,322	409,628
Kratos Defense & Security (2)			3,145	85,198
Lennox International, Inc. (2)			208	138,763
NOW, Inc. (2)			4,672	70,314
Powell Industries, Inc.			394	105,348
Quanex Building Products Corp.			1,888	56,187
Quanta Services, Inc.			242	83,374
Rush Enterprises, Inc. Class A			2,550	157,973
Thermon Group Holdings, Inc. (2)			5,675	179,103
Trinity Industries, Inc. (2)			3,383	127,539

				2,107,050

Chemicals - 1.44%
Celanese Corp. Series A			535	39,167
Kronos Worldwide, Inc.			4,881	55,204
Westlake Chemical Corp.			1,031	132,380

				226,752

Commercial & Professional Services - 2.46%
CECO Environmental Corp. (2)			4,220	135,251
Copart, Inc. (2)			1,180	74,800
Ennis, Inc.			5,062	107,972
Waste Management, Inc.			310	70,748

				388,772

Construction & Engineering - 0.91%
AECOM			719	84,101
KBR, Inc.			990	60,222

				144,323

Construction Materials - 3.95%
Eagle Materials, Inc.			559	172,686
United States Lime & Mineral, Inc.			2,950	451,350

				624,036

Consumer Durables & Apparel - 2.98%
D.R. Horton, Inc.			563	95,023
Green Brick Partners, Inc. (2)			2,338	167,073
LGI Homes, Inc. (2)			990	108,395
Legacy Housing Corp. (2)			3,800	99,446

				469,938

Consumer Services - 3.70%
Biglari Holdings, Inc Class B (2)			2,480	328,030
Service Corp. International			1,300	115,167
Wingstop, Inc.			430	141,371

				584,568

Diversified Financials - 7.42%
Main Street Capital Corp.			1,386	76,908
P10, Inc. Class A			10,115	142,622
Sixth Street Specialty Lending, Inc.			2,750	59,070
Texas Pacific Land Corp.			183	292,816
The Charles Schwab Corp.			3,310	273,936
TPG, Inc.			4,650	325,314

				1,170,666

Energy - 0.16%
Marathon Petroleum Corp.			160	24,984

Energy Equipment & Services - 1.54%
Cactus, Inc. Class A			903	62,000
ChampionX Corp.			3,015	93,314
Select Water Solutions, Inc.			5,892	87,025

				242,339

Engineering & Construction - 0.81%
Arcosa, Inc.			1,174	127,543

Financial Services - 0.53%
AST SpaceMobile, Inc. Class A			1,000	23,810
Capital Southwest Corp.			2,530	59,607

				83,417

Food, Beverage & Tobacco - 0.97%
Keurig Dr. Pepper, Inc.			4,701	153,488

Health Care Equipment & Services - 5.22%
Addus HomeCare Corp. (2)			670	82,303
CorVel Corp. (2)			821	299,993
Integer Holdings Corp. (2)			595	83,598
McKesson Corp.			420	263,970
Tenet Healthcare Corp. (2)			655	93,455

				823,319

Household & Personal Products - 1.05%
Kimberly-Clark Corp.			1,193	166,245

Insurance - 0.88%
Globe Life, Inc.			1,250	139,050

Integrated Oil & Gas - 1.44%
Exxon Mobil Corp.			1,717	202,537
Occidental Petroleum Corp.			498	25,189

				227,726

Leisure Products - 1.02%
YETI Holdings, Inc. (2)			4,000	161,480

Machinery-Diversified - 0.75%
Flowserve Corp.			1,945	118,684

Media & Entertainment - 2.04%
Cinemark Holdings, Inc.			6,320	218,166
Nexstar Media Group, Inc. Class A			610	104,060

				322,226

Metals & Mining - 0.88%
Commercial Metals Co.			2,255	139,111

Oil & Gas - 0.23%
Sitio Royalties Corp. Class A			1,528	36,214

Oil & Gas Drilling - 0.26%
Patterson-UTI Energy, Inc.			4,922	41,345

Oil & Gas Equipment Services - 0.53%
Halliburton Co.			779	24,819
Tidewater, Inc. (2)			1,131	58,495

				83,314

Oil & Gas Exploration & Production - 2.60%
ConocoPhillips			2,439	264,293
Diamondback Energy, Inc. (2)			133	23,619
EOG Resources, Inc.			234	31,183
Matador Resources Co.			400	24,004
Range Resources Corp.			1,867	66,727

				409,826

Oil & Gas Refining & Marketing - 2.12%
CVR Energy, Inc.			700	13,545
HF Sinclair Corp.			2,143	87,713
Par Pacific Holdings, Inc. (2)			1,676	29,213
Phillips 66			760	101,825
Valero Energy Corp.			741	103,058

				335,354

Oil & Gas Storage & Transportation - 0.89%
Cheniere Energy, Inc.			168	37,634
Kinder Morgan, Inc.			1,394	39,408
Targa Resources Corp.			311	63,537

				140,579

Oil, Gas & Consumable Fuels - 3.67%
Berry Corp.			3,405	13,892
Chord Energy Corp.			180	22,954
Expand Energy Corp.			599	59,277
Kinetik Holdings, Inc. Class A			1,540	90,891
Magnolia Oil & Gas Corp. Class A (2)			910	25,243
Permian Resources Corp.			4,363	68,325
Uranium Energy Corp. (2)			35,934	298,612

				579,193

Real Estate Management & Development - 0.84%
Forestar Group, Inc. (2)			4,430	132,236

Retail & Wholesale - Discertionary - 0.57%
Academy Sports & Outdoors, Inc.			1,826	89,931

Retailing - 1.77%
Amazon.com, Inc.			610	126,813
Group 1 Automotive, Inc.			360	153,288

				280,101

Semiconductors & Semiconductor Equipment - 2.59%
Cirrus Logic, Inc.			1,380	144,141
Diodes, Inc. (2)			840	54,600
Texas Instruments, Inc.			1,045	210,076

				408,817

Software & Services - 8.28%
Alkami Technology, Inc. (2)			5,855	231,097
Match Group, Inc. Class A			2,860	93,636
Oracle Corp.			1,255	231,974
Q2 Holdings, Inc. (2)			2,690	281,751
SolarWinds Corp. (2)			14,670	195,845
TaskUs, Inc Class A (2)			4,665	68,389
Tyler Technologies, Inc. (2)			325	204,480

				1,307,172

Technology Hardware & Equipment - 4.92%
Apple, Inc.			520	123,412
AT&T, Inc.			9,520	220,483
Dell Technologies, Inc. Class C (2)			1,290	164,591
Flex Ltd.			3,715	144,774
Frontier Communications Parent, Inc.			3,535	123,053

				776,313

Transportation - 0.72%
Kirby Corp. (2)			895	113,226
Uber Technologies, Inc.			1,775	127,729

				240,955

Utilities - 1.52%
Vistra Corp.			1,500	239,760

Total Common Stock			(Cost $ 9,421,539)	15,329,114

Warrants - 0.05%

Intergrated Oil & Gas - 0.05%
Occidental Petroleum Corp., 08/03/2027 @ $22.00			301	8,615

Total Warrants			(Cost $ 0)	8,615

Money Market Registered Investment Companies - 2.85%

Federated Hermes Government Obligations Fund - Institutional Class - 4.27% (3)			449,318	449,318

Total Money Market Registered Investment Companies			(Cost $ 449,318)	449,318

Total Investments - 100.04%			(Cost $ 9,986,211)	15,791,967

Liabilities Less Other Assets - (0.04%)				(6,134)

Total Net Assets - 100.00%				15,785,833

Purchased Options - 0.03%

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($) **	Value ($)
Put Options
SPDR S&P 500 ETF December 20, 2024 Put @ $540.00	120	12/20/2024	6,480,000	4,920

Total Options			(Cost $ 115,354)	4,920

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 29, 2024 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$15,791,967	$-
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$15,791,967	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of November 29, 2024.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at November 29, 2024.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.